Net Loss per Share of Common Stock	3 Months Ended
Jan. 31, 2013
Earnings Per Share [Text Block]

6.          NET LOSS PER SHARE OF COMMON STOCK

In accordance with ASC 260, “Earnings Per Share”, basic net loss per common share (“Basic EPS”) is computed by dividing net loss by the weighted average number of common shares outstanding.  Diluted net loss per common share (“Diluted EPS”) is computed by dividing net loss by the weighted average number of common shares and dilutive common share equivalents and convertible securities then outstanding.  Diluted EPS for all periods presented is the same as Basic EPS, as the inclusion of the effect of common share equivalents then outstanding would be anti-dilutive.  For this reason, excluded from the calculation of Diluted EPS for the three-month periods ended January 31, 2013 and 2012, were stock options to purchase 61,408,845 and 18,602,045 shares respectively, and warrants to purchase 13,658,759 and 7,500,000 shares, respectively and debentures convertible into 19,919,425 shares and -0- shares respectively.